Income Taxes - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended					12 Months Ended										12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Jan. 01, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2014 PRC USD ($)	Dec. 31, 2013 PRC USD ($)	Dec. 31, 2010 PRC	Dec. 31, 2009 PRC	Dec. 31, 2008 PRC	Dec. 31, 2014 PRC Fiscal Year 2014 USD ($)	Dec. 31, 2014 PRC Fiscal Year 2015 USD ($)	Dec. 31, 2014 PRC Fiscal Year 2016 USD ($)	Dec. 31, 2014 PRC Fiscal Year 2017 USD ($)	Dec. 31, 2014 PRC Fiscal Year 2018 USD ($)	Dec. 31, 2014 PRC JXLDK	Dec. 31, 2013 PRC JXLDK	Dec. 31, 2012 PRC JXLDK	Dec. 31, 2014 PRC Ldkpv	Dec. 31, 2013 PRC Ldkpv	Dec. 31, 2012 PRC Ldkpv	Dec. 31, 2011 PRC Ldkpv	Dec. 31, 2014 PRC Minimum USD ($)	Dec. 31, 2014 PRC Minimum CNY	Dec. 31, 2014 PRC Maximum	Dec. 31, 2014 UNITED STATES	Dec. 31, 2014 LUXEMBOURG	Dec. 31, 2011 ITALY	Dec. 31, 2014 Germany	Dec. 31, 2014 SPAIN	Dec. 31, 2014 SWITZERLAND	Dec. 31, 2014 HONG KONG USD ($)	Dec. 31, 2014 HONG KONG Minimum	Dec. 31, 2014 HONG KONG Maximum
Income Taxes [Line Items]
Enterprise income tax rate								25.00%	25.00%	25.00%						25.00%	15.00%	15.00%	25.00%	25.00%	25.00%
Preferential CIT rate																15.00%	15.00%	15.00%		15.00%	15.00%	15.00%
Profit tax rate																																16.50%
US federal statutory tax rate																										34.00%
State of California income tax rate	8.84%
Corporate income tax rate																											28.59%	31.40%	15.00%	30.00%	21.17%
Effective income tax rate	(13.00%)	(2.00%)	(1.00%)																										32.98%
Solidarity surcharge tax rate																													5.50%
Trade income tax rate																													29.80%
Deferred tax assets, valuation allowance	$ 941,239	$ 865,010	$ 459,503		$ 196,994
Future taxable income							13,624
Tax losses carryforwards for certain PRC and overseas subsidiaries	2,570,239
Tax losses carryforwards of PRC subsidiaries that will expire						2,278,163					3,720	455,701	639,056	726,378	453,308
Tax losses carryforwards of HK subsidiaries that can be utilized indefinitely																																238,052
Withholding income tax rate for dividends distributed by the PRC subsidiaries						10.00%
Unrecognized tax benefits	0	0	0	0
Income tax examination, statute of limitations period, due to computational errors						3 years
Income tax examination, statute of limitations period, under special circumstance						5 years
Income tax examination, underpayment of tax liability, special circumstance																							$ 15	100
Income tax examination, statute of limitations period, transfer pricing adjustment						10 years
Tax year open to examination																							2005	2005	2014								2009	2014